8. Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable
	2014	2013
Convertible promissory notes – debt acquisition	$100,000	$200,000
Notes payable – original bridge	120,000	170,000
Notes payable – bridge loan #1	355,000	405,000
Notes payable – bridge loan #2	200,000	350,000
Notes payable – bridge loan #3	250,000	500,000
Convertible promissory note – Asher/Goldenrise	55,000	–
Convertible promissory notes – service agreement	20,000	20,000
Notes payable – other	–	5,000
Subtotal	1,100,000	1,650,000
Less current portion	(1,100,000)	(1,650,000)
Long-term portion	$–	$–